Retirement Plans Summary of Changes in Fair Value of Assets Measured Using Significant Unobservable Inputs (Level 3) (Details) $ in Millions	12 Months Ended
Sep. 30, 2015 USD ($)
U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	$ 2,504
Fair value of plan assets at end of year	2,283
Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	1,201
Fair value of plan assets at end of year	1,126
Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets at end of year	172
Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets at end of year	7
Fair Value, Inputs, Level 3 | U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets at end of year	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	4
Additions net of redemptions	(3)
Realized gain	(1)
Unrealized gain (loss)	0
Fair value of plan assets at end of year	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets at end of year	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets at end of year	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets at end of year	$ 0